SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Biological assets for production	12 Months Ended
Dec. 31, 2021
Biological assets
Formation cycle between planting until harvest	7 years
Age of biological assets in formation accounted for at the formation cost	2 years